Future policy benefits and related reinsurance recoverable - Schedule of Future Policy Benefits and Reinsurance Recoverable (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) reinsurer	Dec. 31, 2024 USD ($) segment	Dec. 31, 2024 USD ($) reinsurer	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Reinsurance recoverable
Reinsurance recoverable	$ 272,181	$ 259,454	$ 259,454		$ 276,119
Future policy benefits
Direct	$ 786,839	$ 769,533	$ 769,533		811,839
Funds held under reinsurance contracts
Number of reinsurers	2	2	2
Long-Term Care Insurance
Reinsurance recoverable
Reinsurance recoverable	$ 454,732	$ 445,847	$ 445,847		463,470
Future policy benefits
Direct	782,445	765,155	765,155	$ 807,304	807,423
Insurance, Other
Reinsurance recoverable
Reinsurance recoverable	4,392	4,378	4,378		4,416
Future policy benefits
Direct	4,394	4,378	4,378		4,416
Modco Investments Vista
Reinsurance recoverable
Funds held under reinsurance contracts	186,943	190,771	190,771		191,767
Funds held under reinsurance contracts
Funds held under reinsurance contracts	(186,943)	(190,771)	(190,771)		(191,767)
Front Street Re
Reinsurance recoverable
Funds held under reinsurance contracts	243,616	239,918	239,918		238,253
Funds held under reinsurance contracts
Funds held under reinsurance contracts	$ (243,616)	$ (239,918)	$ (239,918)		$ (238,253)